Operating Leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Operating Leases

Note 9 - Operating Leases

We lease our office space under an operating lease agreement. This lease does not have significant rent escalation, concessions, leasehold improvement incentives, or other build-out clauses. Further, the lease does not contain contingent rent provisions. We also lease office equipment under an operating lease. Our office space lease includes both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease components (e.g., common-area or other maintenance costs), which are accounted for as a single lease component as we have elected the practical expedient to group lease and non-lease components for all leases. Our leases do not provide an implicit rate and, as such, we have used our incremental borrowing rate of 8% in determining the present value of the lease payments based on the information available at the lease commencement date.

Lease costs included in our condensed consolidated statement of operations totaled $73,621 and $66,712 for the nine months ended September 30, 2019 and 2018, respectively. The weighted average remaining lease terms and discount rate for our operating leases were as follows at September 30, 2019:

Weighted average remaining lease term (years) for our facility and equipment leases	2.6
Weighted average discount rate for our facility and equipment leases	8%

Maturities of our lease liabilities for all operating leases were as follows as of September 30, 2019:

2019	$23,396
2020	92,603
2021	90,495
2022	69,741
Total lease payments	276,235
Less: Interest	(32,073)
Present value of lease liabilities	244,162
Less: current maturities	(77,423)
Non-current lease liability	$166,739